Amount Due to Related Parties	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Amount Due to Related Parties

8. AMOUNT DUE TO RELATED PARTIES

As of February 28, 2017, the director of the Company advanced collectively $1,322 to the Company, which is unsecured, bears no interest and is payable upon demand, for working capital purpose. Imputed interest is considered insignificant

As of February 28, 2017, the officer and shareholders of the Company advanced collectively $280,423 to the Company, which is unsecured, bears no interest and is payable upon demand, for working capital purpose. Imputed interest is considered insignificant.

8. AMOUNT DUE TO RELATED PARTIES

As of December 31, 2016, the officer and shareholders of the Company advanced collectively $323,287 to the Company, which is unsecured, bears no interest and is payable upon demand, for working capital purpose. Imputed interest is considered insignificant.